Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other payables [line items]
Construction contract-related payables	$ 308
Deferred consideration	36	$ 44
Minimum
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	296
Contingent consideration liability on discounted basis	231
Maximum
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	448
Contingent consideration liability on discounted basis	351
Level 3 of fair value hierarchy
Disclosure of trade and other payables [line items]
Fair value of total contingent consideration	$ 293	$ 317